GENERAL - (Narrative) (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 29, 2022 USD ($)	Feb. 17, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ₪ / shares	Apr. 29, 2022 ₪ / shares shares
SecurityDam Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration		$ 30,000
Contingent payment		$ 12,500
Skyawk [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration			$ 35,000
Skyawk [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration	$ 35,000
Preferred shares issued | shares					31,210,708
Preferred shares par value | ₪ / shares				₪ 0.001	₪ 0.001